Inventories	9 Months Ended
Sep. 30, 2011
Inventories [Abstract]
Inventories

NOTE 2. Inventories

Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market. A summary of inventories is provided below:

	September 30 2011	December 31 2010
	(Dollars in Millions)
Raw materials	$167	$120
Work-in-process	187	174
Finished products	67	76

	$421	$370
Valuation reserves	(15)	(6)

	$406	$364